Other current and non-current assets	12 Months Ended
Jun. 30, 2025
Other current and non-current assets
Other current and non-current assets

17.    Other current and non-current assets

Other current assets consist of the following:

	As of June 30,
(in € thousands)	2024	2025
Right of return assets	13,205	51,373
Current VAT receivables	—	3,223
Prepaid expenses	4,233	20,852
Receivables from payment service providers	1,086	9,033
Advance payments	2,582	10,043
DDP duty drawbacks (1)	14,352	9,722
Other current assets (2)	7,604	23,336
Current tax receivables	2,244	7,183
	45,306	134,766
(1)	The position is related to DDP duty drawbacks for international customs.
(2)	Other current assets consist mostly of creditors with debit balances.

Other non-current assets consist of the following:

(in € thousands)	June 30, 2024	June 30, 2025
Other non-current receivables	29	1
Non-current deposits	1,431	5,186
Non-current prepaid expenses (1)	6,112	6,691
	7,572	11,878
(1)	This amount relates mostly to prepayments made to Climate Partner, an organization that invests in certain Gold Standard Projects, to offset our carbon emissions and reduce our overall carbon footprint.